Income Taxes (Details) - Schedule of Effective tax rate - Effective tax rate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) - Schedule of Effective tax rate [Line Items]
Income tax recovery at statutory rate, amount	$ 28,971	$ 51,160
Income tax recovery at statutory rate, percentage	26.50%	26.50%
(Increase) decrease in taxes resulting from:
Foreign tax rate differential, amount	$ 103	$ (1,070)
Foreign tax rate differential, percentage	0.10%	(0.60%)
Prior year, amount	$ (1,623)	$ (64)
Prior year, percentage	(1.50%)
Non-deductible expenses and other, amount	$ (23,391)	$ 16,894
Non-deductible expenses and other, percentage	(21.40%)	8.80%
Deferred tax asset not recognized, amount	$ (3,659)	$ (49,508)
Deferred tax asset not recognized, percentage	(3.30%)	(25.60%)
Effective tax rate, amount	$ 401	$ 17,412
Effective tax rate, percentage	0.40%	9.10%